Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables, net of provision for bad and doubtful debts	£ 4,672	£ 4,615
Accrued income	21	64
Other prepayments	308	335
Interest receivable	10	11
Employee loans and advances	19	17
Other receivables	970	984
Total trade and other receivables	£ 6,000	£ 6,026